Information by operating segment (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 13,218	$ 11,695	$ 11,445
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	10,415	9,005	8,661
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	2,248	2,167	2,114
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	448	430	473
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Amount of depreciation, depletion and amortization	$ 107	$ 93	$ 197